Shareholder Report, Holdings (Details) - C000154149 [Member]	Jun. 30, 2025
Zero To 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	83.80%
Thirty One To 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Sixty One To 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Over 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%